Expense Example - 3A All World Equity ETF - 3A All World Equity ETF Class	Aug. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157